SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES, SUMMARY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

Deutsche California Tax-Free Income Fund
Deutsche European Equity Fund
Deutsche International Growth Fund
Deutsche Large Cap Focus Growth Fund
Deutsche Multi-Asset Conservative Allocation Fund
Deutsche Multi-Asset Global Allocation Fund
Deutsche Multi-Asset Moderate Allocation Fund
Deutsche New York Tax-Free Income Fund
Class T shares are not available for purchase.
Please Retain This Supplement for Future Reference
December 1, 2017
PRO_SAISTKR-398